Alpine Accelerating Dividend Fund

A SERIES OF ALPINE SERIES TRUST

Supplement Dated August 23, 2010 to the
Summary Prospectus dated February 27, 2010

Effective August 23, 2010, Alpine Woods Capital Investors, LLC, the adviser to Alpine Accelerating Dividend Fund (the “Fund”), a series of Alpine Series Trust, appointed Bryan Keane and Andrew Kohl as co-portfolio managers for the Fund.  David Burg is no longer a portfolio manager for the Fund. Therefore, effective immediately, the following disclosure replaces the “Portfolio Manager” section of the Summary Prospectus:

Portfolio Manager
Mr. Samuel A. Lieber, Chief Executive Officer of the Adviser since 1997, Mr. Stephen A. Lieber, Chief Investment Officer of the Adviser since 2003, Mr. Bryan Keane, Portfolio Manager of the Adviser, and Andrew Kohl, Portfolio Manager of the Adviser, are the co-portfolio managers primarily responsible for the investment decisions of the Fund. Samuel and Stephen have managed the Fund since its inception and Bryan and Andrew beginning August 2010.

Please retain this Supplement for future reference.

Alpine Accelerating Dividend Fund

A SERIES OF ALPINE SERIES TRUST

Supplement Dated August 23, 2010 to the
Prospectus dated February 27, 2010, as supplemented

Effective August 23, 2010, Alpine Woods Capital Investors, LLC, the adviser to Alpine Accelerating Dividend Fund (the “Fund”), a series of Alpine Series Trust, appointed Bryan Keane and Andrew Kohl as co-portfolio managers for the Fund joining Stephen A. Lieber and Samuel A. Lieber.  David Burg is no longer a portfolio manager for the Fund. Therefore, effective immediately, the following disclosure will be added to the section entitled “Management of the Fund - Portfolio Managers” beginning on page 50 of the Fund’s Prospectus and all references to David Burg are hereby removed from the Prospectus.

Bryan Keane

Bryan Keane joined Alpine in April, 2007 after four years at The United States Trust Company, where he was a Senior Vice President, Senior Analyst, responsible for conducting research in the consumer and technology sectors.  From September 1999 through April 2003, he was a Vice President, Senior Analyst at Wafra Investment Advisory Group, where his responsibilities included research in the consumer, technology and telecommunications sectors.  Prior to his time at Wafra, he was a Senior Analyst at the Value Line Investment Survey for three years, covering a wide range of industries.  Mr. Keane earned his bachelor's degree in Economics from Wesleyan University and received his M.B.A. in Finance from the NYU Stern School of Business.  He also earned the Chartered Financial Analyst designation and is a member of the CFA Institute and the New York Society of Security Analysts.

Andrew Kohl

Andrew Kohl joined Alpine in September, 2005 after working for two years at Wachovia Securities as an Equity Research Associate Analyst covering infrastructure software and data storage companies.  Prior to that position he spent three years at Putnam Investments as a Senior Investment Associate on the Global Asset Allocation team.  Mr. Kohl earned a bachelor's degree at Williams College, an M.B.A. from the MIT Sloan School of Management, and is a Chartered Financial Analyst.

Please retain this Supplement for future reference.

Alpine Accelerating Dividend Fund

A SERIES OF ALPINE SERIES TRUST

Supplement Dated August 23, 2010 to the
Statement of Additional Information (“SAI”) dated February 27, 2010, as supplemented

Effective August 23, 2010, Alpine Woods Capital Investors, LLC, the adviser to Alpine Accelerating Dividend Fund (the “Fund”), a series of Alpine Series Trust, appointed Bryan Keane and Andrew Kohl as co-portfolio managers for the Fund joining Stephen A. Lieber and Samuel A. Lieber.  David Burg is no longer a portfolio manager for the Fund. Therefore, effective immediately, the following disclosure will be added to the section entitled “Portfolio Managers” beginning on page 32 of the Fund’s SAIand all references to David Burg are hereby removed from the SAI.

Bryan Keane and Andrew Kohl are co-portfolio managers of the Accelerating Dividend Fund.

Bryan Keane			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Andrew Kohl			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Securities Owned in the Funds by Portfolio Managers.  As of August 23, 2010 (except where otherwise indicated), the portfolio managers owned the following equity securities in the Funds:

Name of Portfoli Manager	Dollar Range of Equity Securities Amount Invested Key A. None B. $1-$10,000 C. $10,001-$50,000 D. $50,001-$100,000 E. $100,001 - $500,000 F. $500,001 - $1,000,000 G. Over $1,000,000	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies
	Balance Fund	Dividend Fund	Financial Services Fund	Innovators Fund	Transformations Fund	Accelerating Dividend Fund
Bryan Keane	A	A	A	A	A	A	A
Andrew Kohl	A	A	A	A	A	A	A

Please retain this Supplement for future reference.